Commitments And Contingencies - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online game licensing fee commitments USD ($)	Dec. 31, 2012 Online game licensing fee commitments CNY	Dec. 31, 2012 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2012 Beijing Innovation Works Development Fund CNY	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd CNY	Dec. 31, 2012 Property, Plant and Equipment, Other Types USD ($)	Dec. 31, 2012 Property, Plant and Equipment, Other Types CNY
Commitments and Contingencies [Line Items]
Total rental expenses	$ 12,083,802	75,283,297	77,345,611	65,034,773
Capital commitments							1,926,133	12,000,000	802,555	5,000,000
Capital commitments for purchases of property, equipment and software											212,657	1,324,877
Commitments to pay licensing fees					1,200,000	7,476,120
Unrecognized tax benefits	$ 7,637,111	47,579,967	44,451,522	14,758,798